STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

SUPPLEMENT DATED DECEMBER 21, 2022 TO

SAI DATED JULY 29, 2022, AS SUPPLEMENTED FROM TIME TO TIME

1.

Effective December 13, 2022, the Board of Trustees of Northern Funds (the “Trust”) approved the appointment of Adam Shoffner of Foreside Fund Officer Services, LLC as Chief Compliance Officer of the Trust. Accordingly, the information with respect to the Chief Compliance Officer in the table under the section entitled “TRUSTEES AND OFFICERS—OFFICERS OF THE TRUST” on page 83 of the SAI is replaced with the following:

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
Adam Shoffner Year of Birth: 1979 Foreside Fund Officer Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101 Acting Chief Compliance Officer Since December 2022	Senior Principal Consultant of ACA Group since 2020; Vice President of Duff & Phelps from 2018 to 2020; Director—Regulatory Administration of Foreside Financial Group from 2017 to 2018.
(1)	Each Officer serves until his or her resignation, removal or retirement, or the election of his or her successor. Each Officer also holds the same office with Northern Institutional Funds.

2.

Effective November 17, 2022 the Board of Trustees of the Trust approved the appointment of Monette R. Nickels as Assistant Treasurer of the Trust. Accordingly, the below information is added to the table under the section entitled “TRUSTEES AND OFFICERS—OFFICERS OF THE TRUST” on page 83 of the SAI:

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
Monette R. Nickels Year of Birth: 1971 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since November 2022	Vice President, Client Service Manager of Fund Administration Taxation of the Northern Trust Company since 2021; Accounting Manager of Complete Financial Ops, Inc. from 2017 to 2021.
(1)	Each Officer serves until his or her resignation, removal or retirement, or the election of his or her successor. Each Officer also holds the same office with Northern Institutional Funds.

3.	The fifth paragraph under the section entitled “TRUSTEE AND OFFICER COMPENSATION” on page 92 of the SAI is deleted and replaced with the following:

The Trust’s officers do not receive fees from the Trust for services in such capacities. Northern Trust Corporation and/or its affiliates, of which Mses. Chappell, Craig, Hiotis and Nickels and Messrs. Carberry, Del Real, Ewing, Gennovario, Meehan, O’Rourke, Pryszcz and Rein are officers, receive fees from the Trust as Investment Adviser, Custodian and Transfer Agent. Foreside Fund Officer Services, LLC (“Foreside”) makes an employee available to serve as the Trust’s Chief Compliance Officer pursuant to a Fund CCO Agreement with the Trust. NTI compensates Foreside in connection with the compliance services provided by Mr. Shoffner under the Fund CCO Agreement.

Please retain this supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT SAI COMBO (12/22)

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

ULTRA-SHORT FIXED INCOME FUND—SIEBERT WILLIAMS SHANK SHARES

SUPPLEMENT DATED DECEMBER 21, 2022 TO

SAI DATED JULY 29, 2022, AS SUPPLEMENTED FROM TIME TO TIME

1.

Effective December 13, 2022, the Board of Trustees of Northern Funds (the “Trust”) approved the appointment of Adam Shoffner of Foreside Fund Officer Services, LLC as Chief Compliance Officer of the Trust. Accordingly, the information with respect to the Chief Compliance Officer in the table under the section entitled “TRUSTEES AND OFFICERS—OFFICERS OF THE TRUST” on page 59 of the SAI is replaced with the following:

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
Adam Shoffner Year of Birth: 1979 Foreside Fund Officer Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101 Acting Chief Compliance Officer Since December 2022	Senior Principal Consultant of ACA Group since 2020; Vice President of Duff & Phelps from 2018 to 2020; Director—Regulatory Administration of Foreside Financial Group from 2017 to 2018.
(1)	Each Officer serves until his or her resignation, removal or retirement, or the election of his or her successor. Each Officer also holds the same office with Northern Institutional Funds.

2.

Effective November 17, 2022, the Board of Trustees of the Trust approved the appointment of Monette R. Nickels as Assistant Treasurer of the Trust. Accordingly, the below information is added to the table under the section entitled “TRUSTEES AND OFFICERS—OFFICERS OF THE TRUST” on page 59 of the SAI:

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
Monette R. Nickels Year of Birth: 1971 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since November 2022	Vice President, Client Service Manager of Fund Administration Taxation of the Northern Trust Company since 2021; Accounting Manager of Complete Financial Ops, Inc. from 2017 to 2021.
(1)	Each Officer serves until his or her resignation, removal or retirement, or the election of his or her successor. Each Officer also holds the same office with Northern Institutional Funds.

3.	The fifth paragraph under the section entitled “TRUSTEE AND OFFICER COMPENSATION” on page 67 of the SAI is deleted and replaced with the following:

The Trust’s officers do not receive fees from the Trust for services in such capacities. Northern Trust Corporation and/or its affiliates, of which Mses. Chappell, Craig, Hiotis and Nickels and Messrs. Carberry, Del Real, Ewing, Gennovario, Meehan, O’Rourke, Pryszcz and Rein are officers, receive fees from the Trust as Investment Adviser, Custodian and Transfer Agent. Foreside Fund Officer Services, LLC (“Foreside”) makes an employee available to serve as the Trust’s Chief Compliance Officer pursuant to a Fund CCO Agreement with the Trust. NTI compensates Foreside in connection with the compliance services provided by Mr. Shoffner under the Fund CCO Agreement.

Please retain this supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT SAI SWSFX (12/22)

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

U.S. GOVERNMENT MONEY MARKET FUND

U.S. GOVERNMENT SELECT MONEY MARKET FUND

SUPPLEMENT DATED DECEMBER 21, 2022 TO

SAI DATED JULY 29, 2022, AS SUPPLEMENTED FROM TIME TO TIME

1.

Effective December 13, 2022, the Board of Trustees of Northern Funds (the “Trust”) approved the appointment of Adam Shoffner of Foreside Fund Officer Services, LLC as Chief Compliance Officer of the Trust. Accordingly, the information with respect to the Chief Compliance Officer in the table under the section entitled “TRUSTEES AND OFFICERS—OFFICERS OF THE TRUST” on page 33 of the SAI is replaced with the following:

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
Adam Shoffner Year of Birth: 1979 Foreside Fund Officer Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101 Acting Chief Compliance Officer Since December 2022	Senior Principal Consultant of ACA Group since 2020; Vice President of Duff & Phelps from 2018 to 2020; Director—Regulatory Administration of Foreside Financial Group from 2017 to 2018.
(1)	Each Officer serves until his or her resignation, removal or retirement, or the election of his or her successor. Each Officer also holds the same office with Northern Institutional Funds.

2.

Effective November 17, 2022 the Board of Trustees of the Trust approved the appointment of Monette R. Nickels as Assistant Treasurer of the Trust. Accordingly, the below information is added to the table under the section entitled “TRUSTEES AND OFFICERS—OFFICERS OF THE TRUST” on page 33 of the SAI:

NAME, YEAR OF BIRTH, ADDRESS, POSITIONS HELD WITH TRUST AND TERM OF OFFICE AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
Monette R. Nickels Year of Birth: 1971 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since November 2022	Vice President, Client Service Manager of Fund Administration Taxation of the Northern Trust Company since 2021; Accounting Manager of Complete Financial Ops, Inc. from 2017 to 2021.
(1)	Each Officer serves until his or her resignation, removal or retirement, or the election of his or her successor. Each Officer also holds the same office with Northern Institutional Funds.

3.	The fifth paragraph under the section entitled “TRUSTEE AND OFFICER COMPENSATION” on page 41 of the SAI is deleted and replaced with the following:

The Trust’s officers do not receive fees from the Trust for services in such capacities. Northern Trust Corporation and/or its affiliates, of which Mses. Chappell, Craig, Hiotis and Nickels and Messrs. Carberry, Del Real, Ewing, Gennovario, Meehan, O’Rourke, Pryszcz and Rein are officers, receive fees from the Trust as Investment Adviser, Custodian and Transfer Agent. Foreside Fund Officer Services, LLC (“Foreside”) makes an employee available to serve as the Trust’s Chief Compliance Officer pursuant to a Fund CCO Agreement with the Trust. NTI compensates Foreside in connection with the compliance services provided by Mr. Shoffner under the Fund CCO Agreement.

Please retain this supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT SAI MM (12/22)